Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategy Shares
Entity Central Index Key	0001506213
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000255777
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Buffer ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Buffer ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Buffer ETF	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Feb 13, 25	$10,000	$10,000
Apr 30, 25	$9,684	$10,237
Oct 31, 25	$10,368	$10,595
Apr 30, 26	$10,805	$10,652

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (2/13/2025)
Day Hagan Smart Buffer ETF	11.57%	6.62%
Bloomberg U.S. Aggregate Bond Index	4.06%	5.37%

AssetsNet	$ 43,350,347
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 252,751
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$43,350,347
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$252,751
Portfolio Turnover Rate	15%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
State Street SPDR S&P 500 ETF Trust	100.9%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Fund	100.9%
Written Call Options	(3.5)%
Purchased Option Contract	2.2%
Other Assets less Liabilities	0.4%

C000215105
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector ETF	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	S&P 500® Index
Jan 16, 20	$10,000	$10,000
Apr 30, 20	$8,866	$8,829
Oct 31, 20	$10,253	$10,002
Apr 30, 21	$13,123	$12,888
Oct 31, 21	$14,558	$14,295
Apr 30, 22	$13,288	$12,916
Oct 31, 22	$12,532	$12,206
Apr 30, 23	$13,672	$13,260
Oct 31, 23	$13,615	$13,444
Apr 30, 24	$15,208	$16,265
Oct 31, 24	$16,990	$18,555
Apr 30, 25	$16,829	$18,232
Oct 31, 25	$20,468	$22,536
Apr 30, 26	$21,739	$23,894

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Fund Inception (1/16/2020)
Day Hagan Smart Sector ETF	29.17%	10.62%	13.15%
S&P 500® Index	31.05%	13.14%	14.86%

AssetsNet	$ 553,401,567
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 3,751,353
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$553,401,567
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$3,751,353
Portfolio Turnover Rate	137%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Invesco S&P 500 Equal Weight ETF	2.9%
State Street Utilities Select Sector SPDR ETF	2.9%
Alphabet, Inc.	3.0%
State Street Real Estate Select Sector SPDR ETF	3.2%
State Street Consumer Discretionary Select Sector SPDR ETF	3.7%
State Street Industrial Select Sector SPDR ETF	4.2%
State Street Communication Services Select Sector SPDR ETF	9.3%
State Street Technology Select Sector SPDR ETF	13.1%
Vanguard Information Technology ETF	17.2%
iShares Core S&P 500 ETF	23.8%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%
Other Assets less Liabilities	0.4%

C000230670
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector Fixed Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector Fixed Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector Fixed Income ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index
Sep 28, 21	$10,000	$10,000
Oct 31, 21	$10,056	$10,007
Apr 30, 22	$9,290	$9,060
Oct 31, 22	$8,626	$8,438
Apr 30, 23	$9,085	$9,021
Oct 31, 23	$8,566	$8,468
Apr 30, 24	$8,944	$8,889
Oct 31, 24	$9,370	$9,361
Apr 30, 25	$9,585	$9,602
Oct 31, 25	$9,862	$9,938
Apr 30, 26	$9,883	$9,991

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (9/28/2021)
Day Hagan Smart Sector Fixed Income ETF	3.11%	-0.26%
Bloomberg U.S. Aggregate Bond Index	4.06%	-0.02%

AssetsNet	$ 22,005,294
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 232,154
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$22,005,294
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$232,154
Portfolio Turnover Rate	59%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	1.0%
Vanguard Total International Bond ETF	6.0%
Vanguard Emerging Markets Government Bond ETF	6.1%
State Street SPDR Portfolio Short Term Treasury ETF	6.2%
State Street SPDR Portfolio High Yield Bond ETF	12.1%
State Street SPDR Portfolio Long Term Treasury ETF	12.4%
State Street SPDR Portfolio Corporate Bond ETF	18.0%
State Street SPDR Portfolio Mortgage Backed Bond ETF	18.4%
State Street SPDR Portfolio Intermediate Term Treasury ETF	18.8%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Other Assets less Liabilities	1.0%

C000236642
Shareholder Report [Line Items]
Fund Name	Day Hagan Smart Sector International ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Day Hagan Smart Sector International ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dhfunds.com/literature. You can also request this information by contacting us at 1-800-594-7930.
Additional Information Phone Number	1-800-594-7930
Additional Information Website	https://www.dhfunds.com/literature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Day Hagan Smart Sector International ETF	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	MSCI ACWI ex USA Index (Gross)
Jun 30, 22	$10,000	$10,000
Oct 31, 22	$9,210	$9,291
Apr 30, 23	$11,141	$11,238
Oct 31, 23	$10,398	$10,467
Apr 30, 24	$11,503	$12,349
Oct 31, 24	$12,153	$13,082
Apr 30, 25	$12,620	$13,895
Oct 31, 25	$14,635	$16,434
Apr 30, 26	$15,775	$18,465

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (6/30/2022)
Day Hagan Smart Sector International ETF	25.00%	12.63%
MSCI ACWI ex USA Index (Gross)	32.89%	17.35%

AssetsNet	$ 34,332,979
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,142
InvestmentCompanyPortfolioTurnover	335.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$34,332,979
Number of Portfolio Holdings	13
Net Investment Advisory Fees	$262,142
Portfolio Turnover Rate	335%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
iShares MSCI Australia ETF	4.6%
iShares MSCI New Zealand ETF	6.8%
Franklin FTSE India ETF	6.8%
iShares MSCI Chile ETF	6.8%
iShares MSCI Sweden ETF	6.9%
iShares MSCI Netherlands ETF	7.0%
iShares MSCI China ETF	7.7%
Franklin FTSE Canada ETF	12.0%
Franklin FTSE United Kingdom ETF	12.6%
Franklin FTSE Japan ETF	19.6%

Asset Allocation

(% of Net Assets)

Table Summary
Value	Value
Exchange-Traded Funds	98.9%
Other Assets less Liabilities	1.1%

C000252108
Shareholder Report [Line Items]
Fund Name	Eventide High Dividend ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide High Dividend ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/elcv. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventideinvestments.com/etfs/elcv
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eventide High Dividend ETF	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. 3000 Equal Weight Total Return Index	Bloomberg U.S. 1000 Value Total Return Index
Sep 30, 24	$10,000	$10,000	$10,000
Oct 31, 24	$10,076	$9,947	$9,938
Apr 30, 25	$9,683	$9,036	$9,733
Oct 31, 25	$10,818	$11,387	$10,931
Apr 30, 26	$12,803	$12,747	$12,637

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (9/30/2024)
Eventide High Dividend ETF	32.22%	16.92%
Bloomberg U.S. 3000 Equal Weight Total Return Index	41.06%	16.59%
Bloomberg U.S. 1000 Value Total Return Index	29.84%	15.96%

AssetsNet	$ 220,725,157
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 725,502
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$220,725,157
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$725,502
Portfolio Turnover Rate	63%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Huntington Bancshares, Inc.	3.1%
GE Vernova, Inc.	3.1%
Royalty Pharma plc	3.2%
Enbridge, Inc.	3.2%
Home Depot, Inc. (The)	3.2%
Exxon Mobil Corp.	3.6%
Amgen, Inc.	3.7%
Williams Cos., Inc. (The)	4.1%
Entergy Corp.	5.0%
Prologis, Inc.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Energy	26.4%
Utilities	16.7%
Information Technology	13.1%
Industrials	11.6%
Financials	10.2%
Health Care	9.4%
Real Estate	6.5%
Consumer Discretionary	5.4%
Other	0.0%
Other Assets/Liabilities	0.7%

C000265401
Shareholder Report [Line Items]
Fund Name	Eventide International ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide International ETF (the "Fund") for the period of December 16, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/esim. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventideinvestments.com/etfs/esim
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide International ETF	$23	0.59%

+ The Fund commenced operations during the reporting period, on December 16, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.59%
AssetsNet	$ 16,467,595
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 19,663
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$16,467,595
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$19,663
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Ipsen SA	1.7%
Santos, Ltd.	1.8%
United Microelectronics Corp.	1.8%
Halma plc	1.8%
Power Corp. of Canada	1.8%
Woodside Energy Group, Ltd.	1.9%
ASML Holding NV	1.9%
ABB, Ltd.	2.1%
SK hynix, Inc.	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	23.2%
Industrials	18.7%
Financials	17.0%
Health Care	11.0%
Energy	7.8%
Consumer Discretionary	7.4%
Utilities	7.3%
Real Estate	2.6%
Other	2.2%
Other Assets/Liabilities	2.8%

C000264122
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide Large Cap Growth ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/eslg. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventideinvestments.com/etfs/eslg
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Growth ETF	$23	0.39%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 1000 Growth Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$10,316	$10,257	$10,352
Apr 30, 26	$10,379	$10,887	$10,610

Average Annual Return [Table Text Block]
Table Summary
Since Fund Inception (9/29/2025)
Eventide Large Cap Growth ETF	3.79%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 1000 Growth Total Return Index	6.10%

AssetsNet	$ 19,427,326
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 19,254
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$19,427,326
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$19,254
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Home Depot, Inc. (The)	1.8%
Caterpillar, Inc.	1.9%
S&P Global, Inc.	2.1%
Advanced Micro Devices, Inc.	2.2%
GE Vernova, Inc.	2.3%
Lam Research Corp.	2.3%
Eli Lilly & Co.	2.4%
Arista Networks, Inc.	2.5%
Broadcom, Inc.	4.7%
NVIDIA Corp.	10.5%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	42.4%
Industrials	20.4%
Financials	9.9%
Health Care	8.4%
Consumer Discretionary	5.7%
Real Estate	4.7%
Materials	3.2%
Utilities	2.7%
Other Assets/Liabilities	2.6%

C000264123
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Value ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide Large Cap Value ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/eslv. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventideinvestments.com/etfs/eslv
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Large Cap Value ETF	$23	0.39%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 1000 Value Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$9,776	$10,257	$10,009
Apr 30, 26	$10,997	$10,887	$11,572

Average Annual Return [Table Text Block]
Table Summary
Since Fund Inception (9/29/2025)
Eventide Large Cap Value ETF	9.97%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 1000 Value Total Return Index	15.72%

AssetsNet	$ 11,757,982
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 7,564
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$11,757,982
Number of Portfolio Holdings	121
Net Investment Advisory Fees	$7,564
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Southern Co. (The)	2.0%
Medtronic plc	2.1%
Duke Energy Corp.	2.1%
Micron Technology, Inc.	2.2%
Progressive Corp. (The)	2.2%
Home Depot, Inc. (The)	2.2%
Amgen, Inc.	2.4%
Union Pacific Corp.	2.5%
ConocoPhillips	2.7%
Exxon Mobil Corp.	5.3%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Financials	17.3%
Industrials	15.1%
Energy	12.7%
Utilities	11.5%
Health Care	11.0%
Information Technology	9.9%
Consumer Discretionary	8.5%
Materials	7.2%
Real Estate	3.7%
Other	0.3%
Other Assets/Liabilities	2.8%

C000264124
Shareholder Report [Line Items]
Fund Name	Eventide Small Cap ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide Small Cap ETF (the "Fund") for the period of September 29, 2025 (commencement of operations) to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventideinvestments.com/etfs/essc. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventideinvestments.com/etfs/essc
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eventide Small Cap ETF	$31	0.49%

+ The Fund commenced operations during the reporting period on September 29, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index	Bloomberg U.S. 2000 Total Return Index
Sep 29, 25	$10,000	$10,000	$10,000
Oct 31, 25	$10,112	$10,257	$10,097
Apr 30, 26	$11,586	$10,887	$11,536

Average Annual Return [Table Text Block]
Table Summary
Since Fund Inception (9/29/2025)
Eventide Small Cap ETF	15.86%
Bloomberg U.S. 3000 Total Return Index	8.87%
Bloomberg U.S. 2000 Total Return Index	15.36%

AssetsNet	$ 25,730,888
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 34,517
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$25,730,888
Number of Portfolio Holdings	334
Net Investment Advisory Fees	$34,517
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Southwest Gas Holdings, Inc.	0.7%
FNB Corp.	0.8%
Liberty Energy, Inc.	0.8%
Century Aluminum Co.	0.8%
Flex, Ltd.	0.9%
Archrock, Inc.	0.9%
Advanced Energy Industries, Inc.	0.9%
Argan, Inc.	1.2%
Element Solutions, Inc.	1.2%
Revolution Medicines, Inc.	1.5%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Industrials	19.3%
Health Care	18.6%
Financials	18.3%
Information Technology	16.3%
Consumer Discretionary	8.9%
Energy	4.5%
Utilities	4.2%
Real Estate	3.9%
Materials	3.6%
Other	1.7%
Other Assets/Liabilities	0.7%

C000255876
Shareholder Report [Line Items]
Fund Name	Eventide US Market ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Eventide US Market ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://eventideinvestments.com/etfs/esum. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://eventideinvestments.com/etfs/esum
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eventide US Market ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. 3000 Total Return Index
Dec 17, 24	$10,000	$10,000
Apr 30, 25	$9,440	$9,164
Oct 31, 25	$11,073	$11,345
Apr 30, 26	$11,473	$12,042

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (12/17/2024)
Eventide US Market ETF	21.54%	10.57%
Bloomberg U.S. 3000 Total Return Index	31.40%	14.56%

AssetsNet	$ 154,199,369
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 461,470
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$154,199,369
Number of Portfolio Holdings	197
Net Investment Advisory Fees	$461,470
Portfolio Turnover Rate	56%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Lowe's Cos, Inc.	1.3%
Linde plc	1.3%
Eli Lilly & Co.	1.4%
Union Pacific Corp.	1.4%
Caterpillar, Inc.	1.5%
Automatic Data Processing, Inc.	1.5%
Home Depot, Inc. (The)	1.5%
Exxon Mobil Corp.	2.1%
Broadcom, Inc.	3.1%
NVIDIA Corp.	7.2%

Sector Allocation

(% of Net Assets)

Table Summary
Value	Value
Information Technology	31.4%
Industrials	18.8%
Financials	13.3%
Health Care	9.5%
Consumer Discretionary	7.7%
Utilities	6.2%
Materials	4.0%
Real Estate	4.0%
Energy	3.3%
Other	1.1%
Other Assets/Liabilities	0.7%

C000260368
Shareholder Report [Line Items]
Fund Name	Monopoly ETF
No Trading Symbol [Flag]	true
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/mply/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/mply/
Expenses [Text Block]

What were the Fund's costs since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investmentFootnote Reference+	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Monopoly ETF	$86	0.79%

+ The Fund commenced operations during the reporting period on May 15, 2025. Expenses for a full reporting period would be higher than the amount shown.

*  Annualized for periods less than one year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

     For the fiscal year ended April 30, 2026, the Fund returned 25.60% at net asset value, outperforming its benchmark, the S&P 500® Index, which returned 23.26%.

     The Fund’s heavier exposure to Technology companies and reduced exposure to Consumer and Health Care companies positively contributed to performance. The Fund also had positive attribution from single stock selection and weighting during the fiscal year.

     The Fund’s bias towards higher-quality companies with wide moats contributed to positive absolute and relative performance versus the index.

Line Graph [Table Text Block]
Table Summary
	Fund NAV	S&P 500® Index
May 15, 25	$10,000	$10,000
Oct 31, 25	$12,224	$11,625
Apr 30, 26	$12,560	$12,326

Average Annual Return [Table Text Block]
Table Summary
Since Fund Inception (5/15/2025)
Monopoly ETF	25.60%
S&P 500® Index	23.26%

AssetsNet	$ 13,172,613
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 83,826
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$13,172,613
Number of Portfolio Holdings	98
Net Investment Advisory Fees	$83,826
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Walmart, Inc.	2.7%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	4.0%
Broadcom, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Amazon.com, Inc.	6.6%
Microsoft Corp.	7.4%
Apple, Inc.	9.3%
NVIDIA Corp.	10.1%
Alphabet, Inc.	10.2%

Asset Allocation

Material Fund Change Strategies [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000223943
Shareholder Report [Line Items]
Fund Name	Strategy Shares Gold Enhanced Yield ETF
No Trading Symbol [Flag]	true
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/goly/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/goly/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Gold Enhanced Yield ETF	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +9.51% at net asset value. During the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Index, returned +4.06% and the Bloomberg US Corporate Index returned +5.29%.

     The Fund’s exposure to gold was the primary source of outperformance relative to its benchmark during the fiscal year. The Fund has used three distinct investment components: the “Bond Component” which consists primarily of corporate bonds and U.S. treasury securities; the “Gold Component” which consists of gold futures contracts; and the “Commodity Basket Component” which consists of long and short economic exposure to energy and precious metals commodities. The best performing components were the Gold Component and the Bond Component. The worst performing component was the Commodity Basket Component.

Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
May 17, 21	$10,000	$10,000	$10,000
Oct 31, 21	$9,619	$10,121	$10,266
Apr 30, 22	$8,806	$9,162	$8,957
Oct 31, 22	$6,850	$8,533	$8,257
Apr 30, 23	$8,814	$9,123	$9,018
Oct 31, 23	$7,902	$8,564	$8,486
Apr 30, 24	$9,334	$8,989	$9,108
Oct 31, 24	$11,359	$9,467	$9,656
Apr 30, 25	$13,030	$9,710	$9,800
Oct 31, 25	$15,676	$10,050	$10,281
Apr 30, 26	$14,269	$10,104	$10,318

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Fund Inception (5/17/2021)
Strategy Shares Gold Enhanced Yield ETF	9.51%	7.44%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.21%
Bloomberg U.S. Corporate Bond Index	5.29%	0.63%

AssetsNet	$ 125,485,571
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 837,760
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$125,485,571
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$837,760
Portfolio Turnover Rate	100%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Equinix, Inc.	1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	1.7%
Verizon Communications, Inc.	1.8%
Citigroup, Inc.	1.8%
Wells Fargo & Co.	1.8%
JPMorgan Chase & Co.	1.8%
U.S. Treasury Bill	5.4%
U.S. Treasury Note	5.6%
U.S. Treasury Bill	8.6%
U.S. Treasury Note	31.7%

Asset Allocation

Material Fund Change Strategies [Text Block]

Material Fund Changes

On January 5, 2025, the Fund changed its investment strategy. Performance information for periods prior to January 5, 2025, does not reflect the Fund’s current investment strategy.

C000195439
Shareholder Report [Line Items]
Fund Name	Strategy Shares Nasdaq 7HANDL™ Index ETF
No Trading Symbol [Flag]	true
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/hndl/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/hndl/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Nasdaq 7HANDL™ Index ETF	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +17.81% at net asset value. During this same period, the Fund's underlying index, the NASDAQ 7HANDL Index, returned approximately +19.30%. The Fund's benchmark, the Bloomberg U.S. Aggregate Index, returned +4.06%.

     In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund's per-share net asset value on the date of a distribution's declaration. For the fiscal year ended April 30, 2026, the Fund paid out total distributions of $1.54 per share between May 2025 and April 2026, during which period the average NAV on the distribution calculation date was $21.93.

Line Graph [Table Text Block]
Table Summary
	Fund NAV	Bloomberg U.S. Aggregate Bond Index	Nasdaq 7HANDL Index
Jan 16, 18	$10,000	$10,000	$10,000
Apr 30, 18	$9,704	$9,824	$9,749
Oct 31, 18	$9,693	$9,806	$9,797
Apr 30, 19	$10,350	$10,344	$10,534
Oct 31, 19	$10,941	$10,934	$11,204
Apr 30, 20	$10,969	$11,465	$11,345
Oct 31, 20	$11,716	$11,611	$12,203
Apr 30, 21	$12,696	$11,435	$13,314
Oct 31, 21	$13,430	$11,555	$14,158
Apr 30, 22	$12,003	$10,461	$12,746
Oct 31, 22	$11,001	$9,743	$11,771
Apr 30, 23	$11,784	$10,417	$12,698
Oct 31, 23	$11,119	$9,778	$12,072
Apr 30, 24	$12,533	$10,264	$13,693
Oct 31, 24	$13,859	$10,809	$15,212
Apr 30, 25	$13,810	$11,087	$15,254
Oct 31, 25	$15,369	$11,475	$17,069
Apr 30, 26	$16,269	$11,537	$18,198

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Fund Inception (1/16/2018)
Strategy Shares Nasdaq 7HANDL™ Index ETF	17.81%	5.08%	6.05%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.74%
Nasdaq 7HANDL Index	19.30%	6.45%	7.49%

AssetsNet	$ 645,171,573
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 3,973,265
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$645,171,573
Number of Portfolio Holdings	21
Net Investment Advisory Fees	$3,973,265
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top 10 Holdings* ^

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
Schwab U.S. REIT ETF	4.6%
JPMorgan Equity Premium Income ETF	4.9%
Vanguard Dividend Appreciation ETF	5.7%
WisdomTree U.S. Efficient Core Fund ETF	6.6%
State Street Utilities Select Sector SPDR ETF	6.8%
Global X MLP & Energy Infrastructure ETF	7.4%
Invesco Nasdaq 100 ETF	8.1%
iShares Core U.S. Aggregate Bond ETF	11.0%
Vanguard Total Bond Market ETF	11.0%
Schwab U.S. Aggregate Bond ETF	11.0%

Asset Allocation

Material Fund Change Strategies [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000215207
Shareholder Report [Line Items]
Fund Name	Strategy Shares Newfound/ReSolve Robust Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Strategy Shares Newfound/ReSolve Robust Momentum ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://strategysharesetfs.com/romo/. You can also request this information by contacting us at 1-855-477-3837.
Additional Information Phone Number	1-855-477-3837
Additional Information Website	https://strategysharesetfs.com/romo/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategy Shares Newfound/ReSolve Robust Momentum ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

     For the fiscal year ended April 30, 2026, the Fund generated a total return of +16.22% at net asset value. During this same period, the Fund's underlying index, the Newfound/ReSolve Robust Equity Momentum Index, returned approximately +17.44%, and the Fund's benchmark, the S&P Target Risk Balanced Index, returned 20.78%.

     The Fund's exposure to international developed market equity ETFs was the primary source of performance relative to its benchmark during the fiscal year, as the momentum model allocated heavily to non-U.S. developed markets equities. The best performing holding was iShares Core MSCI EAFE ETF, which enhanced the Fund's return given its dominant weighting in the portfolio throughout much of the fiscal year. iShares 7-10 Year Treasury Bond ETF and iShares 1-3 Year Treasury Bond ETF were also held during the period and contributed to performance. The worst performing holdings were iShares Core S&P 500 ETF and iShares Core MSCI Emerging Markets ETF, which were held only briefly during the period as the momentum model rotated away from U.S. equities and emerging markets.

Line Graph [Table Text Block]
Table Summary
	Fund NAV	S&P Target Risk Balanced Index	Newfound/ReSolve Robust Equity Momentum Index
Nov 01, 19	$10,000	$10,000	$10,000
Apr 30, 20	$8,618	$9,495	$8,428
Oct 31, 20	$8,774	$10,396	$8,684
Apr 30, 21	$11,024	$12,139	$10,981
Oct 31, 21	$11,860	$12,685	$11,889
Apr 30, 22	$10,586	$11,374	$10,599
Oct 31, 22	$9,920	$10,501	$9,985
Apr 30, 23	$10,491	$11,599	$10,589
Oct 31, 23	$10,062	$11,206	$10,171
Apr 30, 24	$11,633	$12,728	$11,803
Oct 31, 24	$12,999	$13,820	$13,213
Apr 30, 25	$13,011	$14,026	$13,284
Oct 31, 25	$14,497	$16,025	$14,880
Apr 30, 26	$15,122	$16,941	$15,601

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Fund Inception (11/1/2019)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	16.22%	6.53%	6.57%
S&P Target Risk Balanced Index	20.78%	6.89%	8.45%
Newfound/ReSolve Robust Equity Momentum Index	17.44%	7.28%	7.09%

AssetsNet	$ 25,671,409
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 140,081
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$25,671,409
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$140,081
Portfolio Turnover Rate	303%

Holdings [Text Block]

Top 10 Holdings*

(% of Net Assets)

Table Summary
Security	Percent of Net Assets
iShares 7-10 Year Treasury Bond ETF	5.6%
iShares 1-3 Year Treasury Bond ETF	6.5%
iShares Core S&P 500 ETF	7.7%
iShares Core MSCI EAFE ETF	79.9%

Asset Allocation

Material Fund Change Strategies [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued. Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.